Fair Value of Financial Instruments - Narrative (Details) - $250m Convertible Bonds - USD ($)	6 Months Ended
	Jun. 30, 2023	Feb. 28, 2023	Jan. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross deferred finance charge, share lending arrangement	$ 11,400,000		$ 12,400,000
Principal	250,000,000	$ 250,000,000
Deferred finance charge, share lending arrangement, amortization	1,000,000
Gross deferred finance charge, share lending arrangement, current	2,500,000
Gross deferred finance charge, share lending arrangement, non-current	$ 8,900,000